Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 25, 2016	Jun. 30, 2015
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	COMMERCIAL BANCSHARES INC \OH\
Entity Central Index Key	0001009976
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 32,246,805
Trading Symbol	CMOH
Entity Common Stock, Shares Outstanding		1,209,788